INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Effective Tax Rate Reconciliation (Percent)
The following table accounts for the difference between the actual tax provision and the amounts obtained by applying the statutory U.S. federal income tax rate of 35.0% to income before taxes.

	Three Months Ended June 30,		Six Months Ended June 30,
Effective Tax Rate Reconciliation (Percent)	2016	2015	2016	2015
Statutory federal tax rate	35.0%	35.0%	35.0%	35.0%
Foreign rate differential	14.0	(0.2)	1.5	(0.2)
U.S. tax on foreign earnings	(13.7)	—	(1.4)	—
Domestic manufacturing/export tax incentive	—	(1.2)	—	(1.6)
Salt depletion	40.1	(0.3)	9.6	(0.5)
Dividends paid to CEOP	3.4	(0.6)	0.6	(0.6)
State income taxes, net	21.8	0.8	5.6	0.8
Change in valuation allowance	(1.0)	1.3	(0.3)	1.3
Change in tax contingencies	(20.6)	0.1	(5.1)	0.2
Return to provision	18.9	(1.6)	5.7	(1.3)
Impact of tax rate changes	—	0.4	—	0.3
Other, net	(2.1)	(0.1)	(0.4)	0.1
Effective tax rate	95.8%	33.6%	50.8%	33.5%

Unrecognized Tax Benefits
The amount of unrecognized tax benefits was as follows:

	June 30,
	2016	2015
	($ in millions)
Balance at beginning of year	$35.1	$36.1
Increases for prior year tax positions	5.7	—
Decreases for prior year tax positions	(1.8)	—
Increases for current year tax positions	0.9	—
Settlement with taxing authorities	(2.1)	(1.1)
Reductions due to statute of limitations	(0.3)	—
Balance at end of period	$37.5	$35.0

Tax Returns Subject to Examination
For our primary tax jurisdictions, the tax years that remain subject to examination are as follows:

Tax Years
U.S. federal income tax	2008; 2010 - 2015
U.S. state income tax	2006 - 2015
Canadian federal income tax	2012 - 2015
Brazil	2014 - 2015
Germany	2015
China	2014 - 2015
The Netherlands	2014 - 2015
South Korea	2014 - 2015
Hong Kong	2015